CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 2,638	$ 19,681	$ 26,478	$ 25,155
Unrealized gains (losses) on cash flow hedge	925	(694)	7,367	(15,814)
Income tax benefit (expense)	(44)	(53)	(117)	(129)
Other comprehensive income (loss)	881	(747)	7,250	(15,943)
Comprehensive income (loss)	3,519	18,934	33,728	9,212
Preferred unitholders' interest in net income	3,877	3,668	7,754	7,337
Limited partners' interest in comprehensive income (loss)	$ (358)	$ 15,266	$ 25,974	$ 1,875